Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 283,525	₩ 146,607	₩ 47,686
Capitalization rate	3.74%	2.80%	1.92%